Intangible Assets - Summary of Goodwill Allocated to Each Cash-Generation Unit (Parenthetical) (Detail) - KRW (₩)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Mobile [member]
Disclosure of detailed information about intangible assets [line items]
Expected growth rate	0.00%
Estimated revenue growth rate	2.46%
Discount rate	8.95%
Impairment losses recognized on goodwill	₩ 0.00	₩ 0.00
BC Card Co., Ltd. [member]
Disclosure of detailed information about intangible assets [line items]
Expected growth rate	0.00%
Estimated revenue growth rate	0.11%
Discount rate	14.62%
Impairment losses recognized on goodwill	₩ 0.00	0.00
PlayD Co., Ltd. (N Search Marketing Co., Ltd.) [Member]
Disclosure of detailed information about intangible assets [line items]
Expected growth rate	1.00%
Estimated revenue growth rate	4.27%
Discount rate	9.50%
Impairment losses recognized on goodwill	₩ 0.00	₩ 0.00